Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,038,000
Previously Paid Amount	0.00
Total Fee Amount	3,319.65
Total Offset Amount	0.00
Net Fee	3,319.65
Narrative - Max Aggregate Offering Price	$ 24,038,000
Final Prospectus	true